Investments - Radient Technologies Inc. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	$ 16,690	$ 43,613
Unrealized loss on derivative investments	(12,758)	34,069
Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized loss on derivative investments	$ (12,758)	$ 34,069
Radient | Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
Total shareholdings (in shares)	37,643,431	37,643,431
Fair value of financial instrument	$ 3,000	$ 6,000
Unrealized losses on marketable securities	$ 3,000	$ 24,800
Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Warrant expirations in period (in shares)		4,541,889
Unrealized loss on derivative investments		$ 100